UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	VANGUARD OHIO TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004
Vanguard Ohio Tax-Exempt Money Market Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.0%)
Akron OH BAN	2.00%	11/4/2004		$ 4,500	$ 4,507
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev
(Summa Health Systems) VRDO	1.34%	9/8/2004	LOC	15,000	15,000
Akron OH Income Tax Rev. (Community Learning Center)	2.00%	12/1/2004	(3)	2,000	2,005
Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	1.38%	9/8/2004	(3)*	2,320	2,320
Butler County OH BAN	2.00%	9/23/2004		11,000	11,006
Butler County OH Hosp. Fac. Rev. (Middletown Regional Hosp.) VRDO	1.33%	9/8/2004	LOC	4,695	4,695
Canfield OH Local School Dist. BAN	2.00%	9/23/2004		5,000	5,002
Cincinnati OH City School Dist. GO	5.00%	12/1/2004	(1)	1,800	1,817
Cincinnati OH City School Dist. GO TOB VRDO	1.34%	9/8/2004	(4)*	7,720	7,720
Cincinnati OH City School Dist. GO TOB VRDO	1.38%	9/8/2004	(4)*	3,555	3,555
Cincinnati OH City School Dist. GO TOB VRDO	1.38%	9/8/2004	(4)*	8,000	8,000
Cleveland OH Airport System Rev. TOB VRDO	1.42%	9/8/2004	(4)*	1,500	1,500
Cleveland OH Airport System Rev. VRDO	1.35%	9/8/2004	(4)	12,300	12,300
Cleveland OH State Univ. Rev. VRDO	1.33%	9/8/2004	(3)	14,535	14,535
Cleveland OH Water Works Rev	6.00%	1/1/2005	(1)	4,545	4,615
Cleveland OH Water Works Rev. VRDO	1.33%	9/8/2004	(4)	10,000	10,000
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.32%	9/8/2004	LOC	22,800	22,800
Columbus OH City School Dist. Construction & Improvement GO TOB VRDO	1.36%	9/8/2004	(4)*	2,750	2,750
Columbus OH Sewer VRDO	1.32%	9/8/2004		7,700	7,700
Cuyahoga County OH BAN	2.00%	9/16/2004		8,550	8,553
Cuyahoga Falls OH Notes	2.00%	12/16/2004		10,000	10,022
Fairfield County OH BAN	2.00%	9/24/2004		1,469	1,470
Fairfield Township OH Road Improvement BAN	2.25%	7/14/2005		2,500	2,510
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	1.31%	9/8/2004	LOC	7,400	7,400
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	1.30%	9/8/2004	LOC	18,990	18,990
Grove City OH BAN	1.75%	12/8/2004		7,396	7,409
Grove City OH Pinnacle Club Drive Construction BAN	3.00%	8/25/2005		8,279	8,401
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.32%	9/8/2004	(1)	12,727	12,727
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	1.32%	9/8/2004	(1)	3,485	3,485
Hamilton OH Electric System Rev. VRDO	1.32%	9/8/2004	(4)	16,060	16,060
Hamilton OH Electric System Rev. VRDO	1.32%	9/8/2004	(4)	4,000	4,000
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center) VRDO	1.34%	9/8/2004	LOC	10,000	10,000
Independence OH BAN	2.25%	5/11/2005		8,400	8,454
Kent State Univ. Ohio VRDO	1.32%	9/8/2004	(1)	12,400	12,400
Lakewood OH BAN	2.25%	6/2/2005		5,100	5,124
Lebanon OH BAN	2.00%	9/22/2004		3,500	3,502
Licking County OH Joint Vocational School Dist. TOB VRDO	1.36%	9/8/2004	(1)*	2,085	2,085
Madeira OH City School Dist. BAN	1.75%	10/12/2004		5,000	5,004
Mason OH BAN	3.00%	6/30/2005		2,000	2,021
Ohio Air Quality Fac. Rev. (Columbus Southern Power Co.) VRDO	1.33%	9/8/2004	LOC	9,000	9,000
Ohio Building Auth. Rev. (State Correctional Fac.)	5.25%	10/1/2004		1,000	1,003
Ohio Building Auth. Rev. (State Correctional Fac.)	5.70%	10/1/2004		2,725	2,735
Ohio Building Auth. Rev. (State Correctional Fac.)	5.90%	10/1/2004	(1)(Prere.)	4,435	4,541
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	1.37%	9/8/2004	*	6,335	6,335
Ohio Common Schools GO TOB VRDO	1.36%	9/8/2004	*	4,315	4,315
Ohio Common Schools GO TOB VRDO	1.35%	9/8/2004	*	2,405	2,405
Ohio GO TOB VRDO	1.35%	9/8/2004	(4)*	2,955	2,955
Ohio GO TOB VRDO	1.36%	9/8/2004	(2)*	7,525	7,525
Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	1.38%	9/8/2004	*	5,255	5,255
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.14%	9/8/2004		4,000	4,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.14%	9/8/2004		5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.17%	10/6/2004		5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	1.17%	11/10/2004		19,000	19,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.36%	9/1/2004		5,860	5,860
Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	1.35%	9/8/2004	LOC	16,700	16,700
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.) VRDO	1.34%	9/8/2004	LOC	4,600	4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.40%	9/8/2004		10,300	10,300
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	1.34%	9/8/2004	LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	1.35%	9/8/2004	LOC	7,940	7,940
Ohio Higher Educ. GO TOB VRDO	1.38%	9/8/2004	*	20,705	20,705
Ohio Higher Educ. GO TOB VRDO	1.40%	9/8/2004	*	17,570	17,570
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	1.41%	9/8/2004	*	9,485	9,485
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	1.41%	9/8/2004	*	5,130	5,130
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.32%	9/8/2004		9,900	9,900
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.35%	9/8/2004		10,090	10,090
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.36%	9/8/2004		5,985	5,985
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.37%	9/8/2004		13,920	13,920
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.37%	9/8/2004		1,770	1,770
Ohio Housing Finance Agency Mortgage Rev. VRDO	1.37%	9/8/2004		8,000	8,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004		14,600	14,600
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004		3,500	3,500
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004		1,300	1,300
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.38%	9/1/2004		9,000	9,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.39%	9/1/2004		200	200
Ohio State Univ. General Receipts Rev. CP	1.00%	9/10/2004		17,985	17,985
Ohio State Univ. General Receipts Rev. VRDO	1.32%	9/8/2004		6,600	6,600
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	1.38%	9/1/2004	LOC	10,100	10,100
Ohio Water Dev. Auth. PCR (Toledo Edison Co.) VRDO	1.35%	9/8/2004	LOC	4,500	4,500
Ohio Water Dev. Auth. PCR TOB VRDO	1.36%	9/8/2004	*	8,280	8,280
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.33%	9/8/2004	(1)	5,800	5,800
Painesville OH Local School Dist. BAN	1.76%	2/17/2005		2,500	2,504
Port of Greater Cincinnati OH Dev. Auth. Rev
(National Underground Railroad Freedom Center) VRDO	1.40%	9/8/2004	LOC	7,000	7,000
Powell OH BAN	1.50%	11/3/2004		2,500	2,502
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	1.35%	9/8/2004	LOC	8,500	8,500
Stow OH BAN	2.50%	5/12/2005		14,645	14,763
Summit County OH Rev. (Western Reserve Academy) VRDO	1.34%	9/8/2004	LOC	6,000	6,000
Toledo OH City School Dist. GO TOB VRDO	1.35%	9/8/2004	(3)*	1,800	1,800
Toledo OH City Services Special Assessment VRDO	1.35%	9/8/2004	LOC	7,200	7,200
Toledo OH City Services Special Assessment VRDO	1.35%	9/8/2004	LOC	5,000	5,000
Univ. of Akron OH General Receipts Rev. VRDO	1.32%	9/8/2004	(3)	5,000	5,000
Univ. of Cincinnati OH General Receipts VRDO	1.32%	9/8/2004	(2)	21,755	21,755
Univ. of Toledo OH General Receipts VRDO	1.35%	9/1/2004	(3)	20,010	20,010
Westlake OH BAN	1.80%	6/9/2005		1,682	1,685
Willoughby OH BAN	1.75%	12/16/2004		4,450	4,458
Outside Ohio:
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004	(2)	8,000	8,000
Puerto Rico Public Finance Corp. TOB VRDO	1.32%	9/8/2004	(11)*	9,988	9,988
Puerto Rico Public Finance Corp. TOB VRDO	1.35%	9/8/2004	(1)(2)*	5,085	5,085

TOTAL MUNICIPAL BONDS
(Cost $732,948)					732,948

OTHER ASSETS AND LIABILITIES (1.0%)					7,402

NET ASSETS (100%)					$740,350

*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to  qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $134,763,000, representing 18.2% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)     MBIA (Municipal Bond Insurance Association).
(2)     AMBAC (Ambac Assurance Corporation).
(3)     FGIC (Financial Guaranty Insurance Company).
(4)     FSA (Financial Security Assurance).
(5)     BIGI (Bond Investors Guaranty Insurance).
(6)     Connie Lee Inc.
(7)     FHA (Federal Housing Authority).
(8)     CapMAC (Capital Markets Assurance Corporation).
(9)     American Capital Access Financial Guaranty Corporation.
(10)   XL Capital Assurance Inc.
(11)   CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.